Law Offices of
                             ROBERT B. MARTIN, JR.
                          625 Second Street, Suite 102
                           Petaluma, California 94952
                                  707-778-3590


                                                                    May 31, 2000


Securities and Exchange Commission
Washington, D.C. 20549

           Re: Permanent Portfolio Family of Funds, Inc. (the "Fund") Registration No. 2-75661
                File No. 811-3379
                Final Prospectus and Statement of Additional Information

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies on behalf of the Fund that:

     (1) The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 25 to the Fund's Registration Statement, and

     (2) The text of Post-Effective Amendment No. 25 to the Fund's Registration Statement has been filed electronically.


Respectfully submitted,


Robert B. Martin, Jr.




cc:  Keith O'Connell